Transamerica US Growth

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.2%
Raytheon Technologies Corp.	230,811	$ 21,513,893

Automobiles - 2.7%
Tesla, Inc. (A)	53,504	47,696,141

Beverages - 2.8%
Constellation Brands, Inc., Class A	96,914	23,870,887
Monster Beverage Corp. (A)	264,414	26,340,923

		50,211,810

Biotechnology - 3.8%
Regeneron Pharmaceuticals, Inc. (A)	34,447	20,037,475
Seagen, Inc. (A)	97,178	17,490,097
Vertex Pharmaceuticals, Inc. (A)	107,248	30,073,412

		67,600,984

Building Products - 2.6%
Builders FirstSource, Inc. (A)	231,353	15,732,004
Fortune Brands Home & Security, Inc.	206,255	14,371,848
Johnson Controls International PLC	313,245	16,887,038

		46,990,890

Capital Markets - 0.7%
Morgan Stanley	150,506	12,687,656

Chemicals - 1.2%
PPG Industries, Inc.	170,007	21,980,205

Consumer Finance - 2.6%
American Express Co.	196,882	30,323,766
S&P Global, Inc.	43,544	16,413,040

		46,736,806

Entertainment - 0.9%
Walt Disney Co. (A)	150,559	15,974,310

Equity Real Estate Investment Trusts - 1.9%
Prologis, Inc.	143,538	19,027,397
Rexford Industrial Realty, Inc.	214,105	14,004,608

		33,032,005

Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (A)	38,350	10,775,199
Edwards Lifesciences Corp. (A)	181,515	18,249,518
Teleflex, Inc.	58,669	14,107,548

		43,132,265

Health Care Providers & Services - 3.0%
UnitedHealth Group, Inc.	100,119	54,298,538

Hotels, Restaurants & Leisure - 3.8%
Airbnb, Inc., Class A (A)	145,118	16,105,196
Booking Holdings, Inc. (A)	12,028	23,282,479
Chipotle Mexican Grill, Inc. (A)	18,083	28,285,790

		67,673,465

Interactive Media & Services - 5.7%
Alphabet, Inc., Class A (A)	713,380	82,980,362
Meta Platforms, Inc., Class A (A)	118,363	18,831,553

		101,811,915

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 7.3%
Amazon.com, Inc. (A)	881,919	$ 119,014,969
Etsy, Inc. (A)	114,377	11,863,183

		130,878,152

IT Services - 5.4%
Block, Inc. (A)	131,321	9,988,275
FleetCor Technologies, Inc. (A)	100,517	22,122,787
Global Payments, Inc.	113,109	13,835,493
Mastercard, Inc., Class A	143,876	50,901,890

		96,848,445

Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	51,434	30,778,620

Machinery - 2.7%
Deere & Co.	91,356	31,351,552
Nordson Corp.	75,221	17,375,299

		48,726,851

Oil, Gas & Consumable Fuels - 1.0%
Pioneer Natural Resources Co.	77,600	18,387,320

Personal Products - 1.2%
Estee Lauder Cos., Inc., Class A	78,701	21,493,243

Pharmaceuticals - 2.5%
Eli Lilly & Co.	135,163	44,561,890

Semiconductors & Semiconductor Equipment - 7.9%
Advanced Micro Devices, Inc. (A)	237,819	22,466,761
KLA Corp.	53,292	20,439,614
Marvell Technology, Inc.	220,160	12,258,509
NVIDIA Corp.	246,626	44,794,680
Teradyne, Inc.	116,327	11,736,231
Texas Instruments, Inc.	159,982	28,619,180

		140,314,975

Software - 17.9%
Adobe, Inc. (A)	61,870	25,374,124
Avalara, Inc. (A)	130,140	11,376,839
Five9, Inc. (A)	130,751	14,136,798
Microsoft Corp.	569,338	159,835,950
Palo Alto Networks, Inc. (A)	48,185	24,049,134
Paycom Software, Inc. (A)	49,443	16,340,417
Salesforce, Inc. (A)	154,495	28,430,170
ServiceNow, Inc. (A)	54,431	24,312,150
Workday, Inc., Class A (A)	93,580	14,514,258

		318,369,840

Specialty Retail - 1.8%
TJX Cos., Inc.	514,752	31,482,232

Technology Hardware, Storage & Peripherals - 10.9%
Apple, Inc.	1,085,289	176,370,315
NetApp, Inc.	246,191	17,560,804

		193,931,119

Textiles, Apparel & Luxury Goods - 3.1%
Lululemon Athletica, Inc. (A)	73,993	22,975,566
NIKE, Inc., Class B	274,354	31,528,762

		54,504,328

Total Common Stocks (Cost $1,072,453,734)		1,761,617,898

Transamerica Funds	Page 1

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.3%

Fixed Income Clearing Corp., 0.65% (B), dated 07/29/2022, to be repurchased at $22,566,888 on 08/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 07/15/2025, and with a value of $23,016,990.

$ 22,565,666	$ 22,565,666

Total Repurchase Agreement (Cost $22,565,666)	22,565,666

Total Investments (Cost $1,095,019,400)	1,784,183,564
Net Other Assets (Liabilities) - 0.0% (C)	6,374

Net Assets - 100.0%	$ 1,784,189,938

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,761,617,898	$—	$—	$1,761,617,898
Repurchase Agreement	—	22,565,666	—	22,565,666

Total Investments	$1,761,617,898	$22,565,666	$—	$1,784,183,564

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at July 31, 2022.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica US Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica US Growth (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3